Fair Value Measurements - Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Recurring [Member] - Level 3 [Member] - Warrant [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at the beginning of the year	$ 10,328	$ 9,314
Unrealized (loss) gain included in earnings	(9,753)	1,014
Fair value at the end of the year	$ 575	$ 10,328